Supplementary Information on Oil and Gas Exploration and Production (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2022
Extractive Industries [Abstract]
Summary in tabular form of capitalized costs relating to oil and gas producing activities
The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligation assets:

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2022
Unproved oil and gas properties	43,705	59,571	2,751
Proved oil and gas properties	1,554,729	—	—
Support equipment	6,740	—	5

Gross Capitalized costs	1,605,174	59,571	2,756
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,461,830)	(59,571)	(2,756)

Net Capitalized costs	143,344	—	—

March 31, 2021
Unproved oil and gas properties	37,333	57,766	2,668
Proved oil and gas properties	1,521,179	—	—
Support equipment	6,657

Gross Capitalized costs	1,565,169	57,766	2,668
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,456,963)	(57,766)	(2,673)

Net Capitalized costs	108,206	—	(5)

March 31, 2020
Unproved oil and gas properties	33,033	58,959	2,728
Proved oil and gas properties	1,542,710	—	—
Support equipment	6,553	—	—

Gross Capitalized costs	1,582,296	58,959	2,728
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,465,495)	(58,959)	(2,728)

Net Capitalized costs	116,801	—	—

Summary of costs incurred expended and capitalized oil and natural gas
Costs incurred are summarized below and include both amounts expensed and capitalized:

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2022
Acquisition of properties
Proved
Unproved
Exploration costs	(13,600)	6	—
Development costs	8,195	—	—

Total	(5,405)	6	—

March 31, 2021
Acquisition of properties
Proved
Unproved
Exploration costs	6,168	4	1
Development costs	8,640	—	—

Total	14,808	4	1

March 31, 2020
Acquisition of properties
Proved
Unproved
Exploration costs	3,061	5	9
Development costs	41,677	—	—

Total	44,738	5	9

* Figures in brackets ( ) represents reversal/ transfers between exploration and development costs.

Summary in tabular form of operating profit after tax from oil and natural gas producing activities excluding overheads and interest costs

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
Year ended March 31, 2022
Revenues
Sales	124,301	—	—
Transfers	—	—	—
Operating Income	233	—	—

Total	124,534	—	—

Production costs	(59,565)	—	—
Exploration (expenses)/ reversal	(26,180)	(1)	—
Depreciation, depletion and amortization and valuation provisions	39,858	—	—
(including impairment loss/reversal)			—

Results before income tax expenses	78,647	(1)	—
Income tax expenses	(34,741)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	43,906	(1)	—

Year ended March 31, 2021
Revenues
Sales	75,308	—	—
Transfers	—	—	—
Operating Income	342	—	—

Total	75,650	—	—

Production costs	(39,582)	—	—
Exploration (expenses)/ reversal	(69)	(1)	—
Depreciation, depletion and amortization and valuation provisions			—
(including impairment loss/reversal)	(21,235)	—	—

Results before income tax expenses	14,764	(1)	—
Income tax expenses	(3,031)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	11,733	(1)	—

			—
Year ended March 31, 2020
Revenues
Sales	126,608	—	—
Transfers	—	—	—
Operating Income	188	—	—

Total	126,796	—	—

Production costs	(50,251)	—	—
Exploration expenses	(22)	(4)	(1)
Depreciation, depletion and amortization and valuation provisions
(including impairment loss)	(175,086)	—	—

Results before income tax expenses	(98,563)	(4)	(1)
Income tax expenses	33,868	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	(64,695)	(4)	(1)

Summary in tabular form of annual changes in the proved reserves of oil
A summary of the annual changes in the proved reserves of oil is as follows (in mmbbls):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2019	126.83	—	—	126.83

Revisions of previous estimates	5.40	—	—	5.40
Extensions and discoveries	0.04	—	—	0.04
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.23)	—	—	(28.23)

Reserves at March 31, 2020	104.04	—	—	104.04

Revisions of previous estimates	21.47	—	—	21.47
Extensions and discoveries	0.67	—	—	0.67
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(21.88)	—	—	(21.88)

Reserves at March 31, 2021	104.30	—	—	104.30

Revisions of previous estimates	(10.23)	—	—	(10.23)

Extensions and discoveries	—	—	—	—

Improved Recovery	—	—	—	—

Sales of reserves	—	—	—	—

Purchases of reserves	—	—	—	—

Production for the year	(19.00)	—	—	(19.00)

Reserves at March 31, 2022	75.07	—	—	75.07

Summary in tabular form of annual changes in the proved reserves of natural gas
A summary of the annual changes in the proved reserves of natural gas is as follows (in bcf):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2019	95.37	—	—	95.37

Revisions of previous estimates	42.37	—	—	42.37
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(18.71)	—	—	(18.71)

Reserves at March 31, 2020	119.03	—	—	119.03

Revisions of previous estimates	9.21	—	—	9.21
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(18.46)	—	—	(18.46)

Reserves at March 31, 2021	109.78	—	—	109.78

Revisions of previous estimates	(14.57)	—	—	(14.57)

Extensions and discoveries	1.12	—	—	1.12

Improved Recovery	—	—	—	—

Sales of reserves	—	—	—	—

Purchases of reserves	—	—	—	—

Production for the year	(20.8)	—	—	(20.8)

Reserves at March 31, 2022	75.53	—	—	75.53

Summary of net proved developed and undeveloped reserves

	2022		2021		2020
	Crude Oil	Natural gas	Crude Oil	Natural gas	Crude Oil	Natural gas
	(mmbbls)	(bcf)	(mmbbls)	(bcf)	(mmbbls)	(bcf)
Net proved developed reserves:
India	64.91	67.77	98.96	98.75	91.49	100.45
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved developed reserves	64.91	67.77	98.96	98.75	91.49	100.45

Net proved undeveloped reserves:

India	10.17	7.75	5.34	11.02	12.55	18.57
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved undeveloped reserves	10.17	7.75	5.34	11.02	12.55	18.57

Summary of standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)
At March 31, 2022
Future cash inflows	489,013	—	—	489,013
Future production costs	(258,748)	—	—	(258,748)
Future development costs	(46,791)	—	—	(46,791)
Future income tax expenses	(55,714)	—	—	(55,714)

Undiscounted future net cash flows	127,760	—	—	127,760
10 percent midyear annual discount for timing of estimated cash Flows	(33,306)	—	—	(33,306)

Standardized measure of discounted future net cash flows	94,454	—	—	94,454

At March 31, 2021
Future cash inflows	333,722	—	—	333,722
Future production costs	(232,675)	—	—	(232,675)
Future development costs	(31,722)	—	—	(31,722)
Future income tax expenses	(10,603)	—	—	(10,603)

Undiscounted future net cash flows	58,722	—	—	58,722
10 percent midyear annual discount for timing of estimated cash Flows	(19,577)	—	—	(19,577)

Standardized measure of discounted future net cash flows	39,145	—	—	39,145

At March 31, 2020
Future cash inflows	493,984	—	—	493,984
Future production costs	(301,972)	—	—	(301,972)
Future development costs	(28,465)	—	—	(28,465)
Future income tax expenses	(43,544)	—	—	(43,544)

Undiscounted future net cash flows	120,003	—	—	120,003
10 percent midyear annual discount for timing of estimated cash Flows	(33,298)	—	—	(33,298)

Standardized measure of discounted future net cash flows	86,705	—	—	86,705

Summary of change in standardized measure of discounted future net cash flows

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)
Balance at April 1, 2021	39,145	—	—	39,145

Sales and transfers of oil and gas, net of production cost	(65,680)	—	—	(65,680)
Development cost incurred	10,590	—	—	10,590
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	8	—	—	8
Net change due to revisions in quantity estimates	(22,829)	—	—	(22,829)
Net change in prices, transfer prices and in production cost	116,478	—	—	116,478
Changes in estimated future development costs	45,813	—	—	45,813
Accretion of discount	4,974	—	—	4,974
Net change in income taxes	(34,045)	—		(34,045)
Timing	—	—	—	—

Balance at March 31, 2022	94,454	—	—	94,454

Balance at April 1, 2020	86,705	—	—	86,705

Sales and transfers of oil and gas, net of production cost	(35,349)	—	—	(35,349)
Development cost incurred	8,720	—	—	8,720
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	354			354
Net change due to revisions in quantity estimates	12,944	—	—	12,944
Net change in prices, transfer prices and in production cost	(58,612)	—	—	(58,612)
Changes in estimated future development costs	(13,021)	—	—	(13,021)
Accretion of discount	13,026	—	—	13,026
Net change in income taxes	24,378	—	—	24,378
Timing	—	—	—	—

Balance at March 31, 2021	39,145	—	—	39,145

Balance at April 1, 2019	114,044	—	—	114,044

Sales and transfers of oil and gas, net of production cost	(80,409)	—	—	(80,409)
Development cost incurred	39,114	—	—	39,114
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	43	—	—	43
Net change due to revisions in quantity estimates	13,595	—	—	13,595
Net change in prices, transfer prices and in production cost	(35,288)	—	—	(35,288)
Changes in estimated future development costs	(436)	—	—	(436)
Accretion of discount	18,193	—	—	18,193
Net change in income taxes	17,849	—	—	17,849
Timing	—	—	—	—

Balance at March 31, 2020	86,705	—	—	86,705